Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Tables)	6 Months Ended
Jun. 30, 2021
Expenses by nature [abstract]
Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges

	Half year to	Half year to(1)
	30 June 2021	30 June 2020
	£m	£m
Staff costs	577	576
Other administration expenses	431	367
Depreciation, amortisation and impairment	320	269
Total	1,328	1,212
(1)Adjusted to reflect the presentation of discontinued operations as set out in Note 33.